[INDEGLIA & CARNEY, P.C. LETTERHEAD]

E-Mail:  greg@indegliacarney.com

November 24, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:	CWS Marketing & Finance Group, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of CWS Marketing & Finance Group, Inc. (“CWS”), we are furnishing for filing via EDGAR CWS’ Registration Statement on Form S-1 covering the registration under the Securities Act of 1933, as amended, of 456.000 shares of common stock, $0.001 par value per share of CWS  to be sold by  certain  selling  stockholders.

CWS’ management informed us that the registration fee was wired to the SEC’s account on or about November 23, 2010.

Please direct all comments and inquiries regarding this filing to me at (949) 679-9560.

Very truly yours,

Indeglia & Carney, P.C.

/s/ Gregory R. Carney

Gregory R. Carney